THE ADVISORS' INNER CIRCLE FUND II

                          CHAMPLAIN SMALL COMPANY FUND

                        SUPPLEMENT DATED AUGUST 11, 2008
        TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                             DATED NOVEMBER 30, 2007


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SAI AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

At a Special Meeting of Shareholders held on August 8, 2008, shareholders of the Champlain Small Company Fund (the "Fund") were asked to approve a new investment advisory agreement between the Advisors' Inner Circle Fund II, on behalf of the Fund, and Champlain Investment Partners, LLC (the "Adviser") due to a change in ownership of the Adviser.

THE SPECIAL MEETING OF SHAREHOLDERS HAS BEEN ADJOURNED AND WILL RECONVENE AT 11:00 A.M. ON FRIDAY, SEPTEMBER 12, 2008 AT THE OFFICES OF SEI INVESTMENTS, ONE FREEDOM VALLEY DRIVE, OAKS, PA 19456.






               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.





                                                                 CSC-SK-005-0100